Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	¥ 8,150,032	¥ 7,608,931	¥ 19,525,255	¥ 22,967,208	¥ 29,866,547
Operating expenses	7,162,092	6,968,834	18,017,334	20,927,893	27,467,315
Operating income	987,941	640,097	1,507,922	2,039,315	¥ 2,399,232
Revenues from external customers [member]
Disclosure of operating segments [line items]
Revenue	8,150,032	7,608,931	19,525,255	22,967,208
Inter-segment revenues and transfers [member]
Disclosure of operating segments [line items]
Revenue
Automotive [member]
Disclosure of operating segments [line items]
Revenue	7,491,382	6,821,940	17,614,035	20,581,911
Operating expenses	6,678,695	6,250,973	16,555,654	18,902,654
Operating income	812,687	570,967	1,058,382	1,679,257
Automotive [member] | Revenues from external customers [member]
Disclosure of operating segments [line items]
Revenue	7,479,834	6,817,039	17,588,339	20,562,103
Automotive [member] | Inter-segment revenues and transfers [member]
Disclosure of operating segments [line items]
Revenue	11,548	4,901	25,696	19,808
Financial services [member]
Disclosure of operating segments [line items]
Revenue	554,546	552,931	1,621,074	1,644,291
Operating expenses	402,245	480,982	1,223,446	1,345,386
Operating income	152,301	71,949	397,628	298,905
Financial services [member] | Revenues from external customers [member]
Disclosure of operating segments [line items]
Revenue	544,615	547,917	1,602,683	1,629,038
Financial services [member] | Inter-segment revenues and transfers [member]
Disclosure of operating segments [line items]
Revenue	9,931	5,013	18,392	15,252
All other [member]
Disclosure of operating segments [line items]
Revenue	266,118	400,579	706,286	1,224,831
Operating expenses	241,789	374,141	657,280	1,155,596
Operating income	24,328	26,438	49,006	69,235
All other [member] | Revenues from external customers [member]
Disclosure of operating segments [line items]
Revenue	125,584	243,975	334,233	776,067
All other [member] | Inter-segment revenues and transfers [member]
Disclosure of operating segments [line items]
Revenue	140,534	156,604	372,052	448,764
Elimination [member]
Disclosure of operating segments [line items]
Revenue	(162,013)	(166,519)	(416,140)	(483,825)
Operating expenses	(160,637)	(137,262)	(419,046)	(475,742)
Operating income	(1,376)	(29,257)	2,905	(8,083)
Elimination [member] | Revenues from external customers [member]
Disclosure of operating segments [line items]
Revenue
Elimination [member] | Inter-segment revenues and transfers [member]
Disclosure of operating segments [line items]
Revenue	¥ (162,013)	¥ (166,519)	¥ (416,140)	¥ (483,825)